Other income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Details of Other Expense Income Net
	December 31, 2021	December 31, 2020	December 31, 2019
Settlement of disputes in the renewal process(i)	9,242	278,496	—
Tax credits(i)	287,049	132,399	165,398
Gain (loss) on disposal of non-current assets and intangibles	7,295	30,610	(35,274)
Gain from bargain purchase (Note 9.3)	416,268	—	—
Reimbursement of natural gas loss in the process	—	26,945	—
Gain on compensation claims	—	—	50,284
Net effect of legal proceedings	(263,945)	(32,704)	(105,153)
Depreciation of right-of-use	—	(100,593)	(40,545)
Disposal of credit rights	—	(68,311)	410,000
Change in fair value of investment properties (note 11.5)	17,116	—	—
Loss on impairment	—	(143,984)	—
Other	(90,425)	54,011	(40,024)
	382,600	176,869	404,686

(i)	Effect referring to the reversal of lease liabilities in dispute registered, related to labor credits from lawsuits for return, of subsidiary Rumo in the amount of R$52,963; and waiver of administrative and regulatory proceedings contemplated in the 7th Addendum to the Concession Agreement Renewal of the concession agreement of subsidiary Comgás in the amount of (R$43,721).